Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (3,537,209)	$ 1,619,197	$ 1,798,073
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	35,656	18,745	20,267
Amortization of operating lease right-of-use assets	191,537	165,868	165,868
Amortization of intangible asset	438,380
Allowance for (Reversal of) expected credit loss	122,528	96,500	(3,711)
Deferred tax (benefit) expense	(109,595)		42,789
Goodwill impairment loss	1,942,266
Loss on disposal of equity securities	414,653
Changes in operating assets and liabilities:
Accounts receivable	999,590	(649,819)	(132,074)
Accounts receivable – related party	(769,231)
Contract assets	197,435	(197,435)
Prepaid expenses and other current assets	(157,323)	(4,549)	(13,295)
Accrued expenses and other liabilities	(59,261)	4,236	266,657
Contract liabilities	(180,386)	4,396	(1,068,715)
Lease liabilities	(191,537)	(165,868)	(165,868)
Income tax recoverable and payable	(71,655)	(97,124)	247,751
Net cash (used in) provided by operating activities	(734,152)	794,147	1,157,742
Cash flow from investing activities:
Purchase of equipment		(139,153)
Investment in equity securities	(500,000)
Acquisition of a subsidiary, net of cash acquired	(9,854,468)
Net cash used in investing activities	(10,354,468)	(139,153)
Cash flow from financing activities:
Advance from (Repayment to) related parties	788,026	(30,389)	(5,730)
Net proceeds from initial public offering	9,778,479
Payments of offering costs related to initial public offering	(406,611)	(558,002)	(325,291)
Contribution from a non-controlling shareholder of a subsidiary	314,150
Dividends paid		(769,231)
Net cash provided by (used in) financing activities	10,474,044	(1,357,622)	(331,021)
Net (decrease) increase in cash and cash equivalents	(614,576)	(702,628)	826,721
Cash and cash equivalents at beginning of the year	2,066,102	2,768,730	1,942,009
Cash and cash equivalents at end of the year	1,451,526	2,066,102	2,768,730
Supplementary cash flows information:
Taxes paid	92,284	391,303	43,531
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	462,563		455,201
Derecognition of operating lease right-of-use asset and related operating lease liability upon early termination of lease	20,599
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$ 40,000	$ 172,564